Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Estimated Useful Lives
Estimated useful lives are as follows:

Estimated useful life (years)
Flight equipment:
Aircraft	10 – 30
Aircraft components and engines	Useful life of fleet associated with component or engines
Aircraft major overhaul repairs	4 – 12
Rotable parts	Useful life of fleet associated
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement
Administrative Property	20 – 50
Vehicles	2 – 10
Machinery and equipment	2 – 15